Fair Value (Reconciliation Of Financial Instruments Classified As Level 3) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure	$ 0	$ 14,294	$ 14,294	$ 12,172
Total financial assets measured at fair value	4,039	19,234	19,234	22,945
Financial transmission rights	393	1,388	1,388	7,545
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	3,560	3,425	3,425	3,223
Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	86	127	127	5
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure	0	0
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Financial transmission rights	0	0	0	0
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	3,560	3,425
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	86	127
Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure	0	14,294
Total financial assets measured at fair value	0	14,294	14,294	12,172
Financial transmission rights	0	0	0	0
Investments, Fair Value Disclosure	0	0	0	0
Significant Observable Inputs (Level 2) [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	0	0
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	0	0
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure	0	0
Total financial assets measured at fair value	393	1,388	1,388	7,545
Financial transmission rights	393	1,388	1,388	7,545
Investments, Fair Value Disclosure	0	0	0	0
Unobservable Inputs (Level 3) [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	0	0
Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments, net Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,388	7,545	7,545	1,235
Issuances			3,624	15,338
Settlements	(995)	(4,986)	(9,781)	(9,028)
Ending balance	393	2,559	1,388	7,545
Indianapolis Power And Light Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total financial assets measured at fair value	393		1,388	7,545
Financial transmission rights	393		1,388	7,545
Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total financial assets measured at fair value	0		0	0
Financial transmission rights	0		0	0
Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total financial assets measured at fair value	0		0	0
Financial transmission rights	0		0	0
Indianapolis Power And Light Company | Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,388	7,545	7,545
Settlements	(995)	(4,986)
Ending balance	393	$ 2,559	1,388	7,545
Total financial assets measured at fair value	393		1,388	7,545
Financial transmission rights	$ 393		1,388	7,545
Parent Company [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure			14,294	12,172
Total financial assets measured at fair value			17,846	15,400
Investments, Fair Value Disclosure			3,552	3,228
Parent Company [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			3,425	3,223
Parent Company [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			127	5
Parent Company [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure			0	0
Total financial assets measured at fair value			3,552	3,228
Investments, Fair Value Disclosure			3,552	3,228
Parent Company [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			3,425	3,223
Parent Company [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			127	5
Parent Company [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure			14,294	12,172
Total financial assets measured at fair value			14,294	12,172
Investments, Fair Value Disclosure			0	0
Parent Company [Member] | Significant Observable Inputs (Level 2) [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			0	0
Parent Company [Member] | Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			0	0
Parent Company [Member] | Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Forward Power Contracts Fair Value Disclosure			0	0
Total financial assets measured at fair value			0	0
Investments, Fair Value Disclosure				0
Parent Company [Member] | Unobservable Inputs (Level 3) [Member] | Mutual Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			0	0
Parent Company [Member] | Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investments, Fair Value Disclosure			$ 0	$ 0